Earnout Liabilities - Valuation Assumptions (Details) - shares		12 Months Ended
	Jan. 25, 2022	Dec. 31, 2022
Earnout Liability [Abstract]
Expected term (in years)	5 years	4 years 25 days
Dividend yield (%)	0.00%	0.00%
Expected volatility	30.00%	50.40%
Risk-free interest rate	1.60%	4.10%
Expected number of shares (in shares)	1,842,759	1,775,962